Subsequent Event - Additional Information (Detail) (Subsequent Event, Definitive Agreement and Plan of Merger with Catalyst Biosciences, Inc., USD $)
In Millions, except Per Share data, unless otherwise specified
	0 Months Ended
	Mar. 05, 2015	Mar. 05, 2015
Subsequent Event | Definitive Agreement and Plan of Merger with Catalyst Biosciences, Inc.
Subsequent Event [Line Items]
Expected ownership percentage, acquiree	58.00%	58.00%
Expected ownership percentage, acquirer	42.00%	42.00%
Dividends expected to distribute	$ 37	$ 37
Note conversion price	$ 1.313	$ 1.313
Percentage at which notes will be converted into shares	130.00%	130.00%
Pre-closing dividend	$ 19
Ownership percentage on outstanding capital stock of the combined company	57.00%